OPERATING EXPENSES	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
OPERATING EXPENSES

6.	OPERATING EXPENSES

Voyage expenses and commissions

(in thousands of $)	2022	2021
Commissions	46,029	22,239
Bunkers	416,830	237,166
Other voyage related expenses	142,685	133,292
	605,544	392,697

For vessels operated in the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract, are paid by the charterer. No inventory write-downs were recognized as an expense in the period.

The majority of other voyage expenses are port costs, agency fees and agent fees paid to operate the vessels on the spot market. Port costs vary depending on the number of spot voyages performed, number and type of ports.

Ship operating expenses

(in thousands of $)	2022	2021
Technical management expenses	66,238	56,007
Crew costs	96,283	96,915
Insurances	12,643	11,324
	175,164	164,246

Ship operating expenses are the direct costs associated with running a vessel and include crew costs, vessel supplies, repairs and maintenance, lubricating oils and insurances. The technical management of our vessels is provided by third party ship management companies.

Administrative expenses

(in thousands of $)	2022	2021
Total compensation to employees and directors	22,442	13,325
Office and administrative expenses	12,105	10,544
Audit, legal and consultancy	12,827	2,555
	47,374	26,424

Total compensation to employees and directors:

(in thousands of $)	2022	2021
Directors fees	465	329
Wages and salaries	15,247	9,504
Stock option expense	4,700	153
Social security costs	1,130	1,751
Pension costs	772	1,401
Other staff related costs	128	187
	22,442	13,325

The average number of employees employed by the Company and its subsidiaries in the year ended December 31, 2022 was 79 (2021: 82).